Financial risk management - Interest Rate Risk (Details) - Interest rate risk - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	£ (42,809)	£ (28,546)
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(27,674)	(20,230)
Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(10,625)	(1,897)
Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(4,552)	(6,478)
Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	42	59
Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	204	157
Cash and cash equivalents | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	82	64
Cash and cash equivalents | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	118	67
Cash and cash equivalents | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Cash and cash equivalents | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	4	26
Financial investments
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	3,145	2,342
Financial investments | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Financial investments | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	3,107	2,309
Financial investments | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Financial investments | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	38	33
Borrowings
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(45,465)	(31,220)
Borrowings | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(30,616)	(23,163)
Borrowings | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(10,484)	(1,762)
Borrowings | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(4,365)	(6,295)
Borrowings | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Pre-derivative position
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(42,116)	(28,721)
Pre-derivative position | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(30,534)	(23,099)
Pre-derivative position | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(7,259)	614
Pre-derivative position | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(4,365)	(6,295)
Pre-derivative position | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	42	59
Derivative effect
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(693)	175
Derivative effect | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	2,860	2,869
Derivative effect | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(3,366)	(2,511)
Derivative effect | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(187)	(183)
Derivative effect | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	£ 0	£ 0